3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Tables
Schedule of property and equipment
Property and equipment consist of the following at December 31:	2012	2011
Lab and office equipment	$523,300	$465,778
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,604,680	1,547,158
Less: accumulated depreciation and amortization	(825,383)	(686,226)
	$779,297	$860,932